Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Apr. 03, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015
C000018473
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 19,615	$ 19,190	$ 17,667	$ 16,585	$ 15,970	$ 17,684	$ 19,762	$ 19,398	$ 20,826	$ 19,047	$ 19,229	$ 18,779	$ 18,095	$ 18,087	$ 17,559	$ 16,832	$ 17,922	$ 17,481	$ 15,993	$ 15,915	$ 14,426	$ 13,059	$ 14,279	$ 15,473	$ 16,616	$ 16,408	$ 15,750	$ 15,499	$ 15,889	$ 15,750	$ 15,897	$ 14,669	$ 15,646	$ 15,603	$ 14,694	$ 15,967	$ 16,010	$ 14,608	$ 15,594	$ 16,044	$ 18,528	$ 18,658	$ 18,649	$ 22,950	$ 23,028	$ 25,081	$ 23,746	$ 24,826	$ 24,186	$ 24,649	$ 23,515	$ 25,042	$ 23,962	$ 25,505	$ 24,579	$ 23,576	$ 21,416	$ 18,944	$ 18,499	$ 18,004	$ 17,023	$ 15,958	$ 15,005	$ 13,230	$ 11,351	$ 13,418	$ 13,961	$ 13,662	$ 13,467	$ 12,997	$ 12,721	$ 13,991	$ 14,771	$ 14,350	$ 13,120	$ 13,474	$ 13,154	$ 13,294	$ 11,991	$ 10,357	$ 11,581	$ 11,710	$ 13,620	$ 13,654	$ 12,082	$ 12,141	$ 11,905	$ 10,793	$ 10,561	$ 10,333	$ 10,235	$ 9,855	$ 9,673	$ 9,437	$ 9,158	$ 8,739	$ 8,710	$ 8,553	$ 8,329	$ 8,283		$ 8,220	$ 8,186	$ 7,894	$ 7,586	$ 7,738	$ 7,366	$ 7,928	$ 7,793	$ 7,717	$ 7,150	$ 7,142	$ 6,948	$ 6,994	$ 6,609	$ 6,791	$ 7,797	$ 8,190	$ 7,999	$ 7,930	$ 8,435	$ 9,426
C000018475
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with load
Account Value	$ 19,291	18,870	17,377	16,325	15,731	17,435	19,501	19,157	20,573	18,832	19,023	18,583	17,913	17,932	17,415	16,707	17,798	17,377	15,904	15,827	14,353	12,995	14,219	15,425	16,573	16,382	15,731	15,502	15,884	15,770	15,923	14,698	15,693	15,655	14,755	16,037	16,095	14,698	15,693	16,152	18,678	18,812	18,812	23,176	23,272	25,358	24,013	25,131	24,497	24,980	23,847	25,418	24,330	25,917	24,995	23,983	21,807	19,290	18,852	18,365	17,365	16,290	15,327	13,527	11,614	13,727	14,302	14,002	13,814	13,332	13,059	14,372	15,192	14,760	13,500	13,879	13,562	13,711	12,381	10,698	11,967	12,111	14,091	14,132	12,516	12,587	12,358	11,218	10,977	10,747	10,653	10,266	10,083	9,837	9,555	9,126	9,102	8,943	8,714	8,667		8,609	8,579	8,279	7,962	8,127	7,739	8,332	8,197	8,121	7,527	7,527	7,328	7,380	6,975	7,175	8,244	8,661	8,466	8,399	8,941	10,000
C000054855
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 21,117	20,662	19,014	17,847	17,178	19,031	21,254	20,868	22,395	20,482	20,679	20,191	19,445	19,445	18,871	18,091	19,256	18,785	17,183	17,088	15,494	14,020	15,331	16,617	17,834	17,602	16,900	16,625	17,045	16,891	17,045	15,734	16,780	16,728	15,751	17,123	17,165	15,657	16,711	17,191	19,848	19,985	19,976	24,570	24,655	26,851	25,419	26,574	25,888	26,381	25,157	26,790	25,634	27,283	26,289	25,211	22,892	20,254	19,778	19,240	18,184	17,051	16,030	14,134	12,120	14,323	14,911	14,589	14,372	13,872	13,575	14,928	15,762	15,311	13,992	14,374	14,026	14,180	12,787	11,041	12,348	12,483	14,513	14,547	12,874	12,935	12,679	11,497	11,245	11,002	10,897	10,493	10,293	10,041	9,746	9,298	9,264	9,099	8,855	8,807		8,738	8,703	8,390	8,064	8,225	7,825	8,421	8,282	8,195	7,591	7,586	7,378	7,426	7,013	7,208	8,277	8,690	8,486	8,414	8,947	10,000
C000188220
Account Value [Line Items]
Line Graph and Table Measure Name	Class F3
Account Value	$ 24,762	24,216	22,278	20,909	20,127	22,286	24,892	24,428	26,220	23,976	24,204	23,626	22,756	22,748	22,065	21,155	22,512	21,960	20,082	19,968	18,106	16,382	17,903	19,399	20,821	20,553	19,732	19,407	19,886	19,708	19,886	18,350	19,569	19,504	18,366	19,951	20,000	18,244	19,464	20,025	23,114	23,277	23,252	28,602	28,691	31,238	29,570	30,911	30,106	30,672	29,250	31,134	29,786	31,693	30,538	29,280	26,592	23,520	22,964	22,339	21,110	19,791	18,603	16,399	14,064	16,619	17,292	16,921	16,667	16,080	15,734	17,302	18,260	17,735	16,207	16,645	16,241	16,414	14,799	12,781	14,286	14,441	16,790	16,827	14,889	14,957	14,658	13,287	12,997	12,712	12,589	12,119	11,892	11,593	11,249	10,733	10,693	10,498	10,217	10,158	$ 10,000
C000018477
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 21,338	20,875	19,201	18,026	17,350	19,216	21,466	21,067	22,613	20,679	20,878	20,381	19,627	19,620	19,037	18,255	19,428	18,952	17,331	17,239	15,625	14,139	15,454	16,755	17,978	17,750	17,040	16,762	17,182	17,025	17,182	15,852	16,904	16,848	15,874	17,246	17,288	15,767	16,826	17,310	19,983	20,125	20,111	24,738	24,816	27,022	25,578	26,736	26,046	26,541	25,311	26,950	25,786	27,438	26,437	25,350	23,021	20,364	19,879	19,345	18,284	17,139	16,114	14,208	12,181	14,393	14,981	14,657	14,441	13,934	13,637	14,995	15,830	15,372	14,050	14,427	14,080	14,231	12,833	11,083	12,390	12,525	14,563	14,595	12,916	12,975	12,718	11,528	11,275	11,031	10,925	10,519	10,321	10,065	9,769	9,316	9,285	9,115	8,874	8,823		8,756	8,717	8,405	8,074	8,236	7,838	8,433	8,291	8,204	7,601	7,593	7,384	7,432	7,022	7,211	8,279	8,693	8,488	8,415	8,949	10,000
C000018476
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 20,516	20,074	18,474	17,345	16,707	18,513	20,683	20,310	21,802	19,946	20,143	19,672	18,955	18,955	18,395	17,649	18,788	18,337	16,776	16,687	15,136	13,703	14,979	16,246	17,443	17,227	16,540	16,275	16,687	16,550	16,707	15,421	16,452	16,403	15,451	16,795	16,844	15,372	16,413	16,884	19,505	19,642	19,642	24,167	24,256	26,417	25,020	26,165	25,497	25,992	24,794	26,408	25,280	26,912	25,940	24,881	22,607	19,999	19,532	19,011	17,977	16,857	15,853	13,986	11,995	14,181	14,764	14,453	14,243	13,748	13,462	14,803	15,635	15,188	13,891	14,269	13,928	14,083	12,705	10,972	12,276	12,411	14,436	14,477	12,813	12,878	12,628	11,450	11,200	10,960	10,858	10,456	10,262	10,008	9,716	9,268	9,240	9,074	8,833	8,787		8,718	8,681	8,376	8,048	8,209	7,812	8,408	8,270	8,182	7,585	7,576	7,368	7,419	7,008	7,202	8,270	8,686	8,482	8,415	8,949	10,000
C000054856
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 20,095	19,663	18,098	16,995	16,373	18,139	20,275	19,904	21,379	19,553	19,754	19,292	18,590	18,600	18,058	17,316	18,440	17,998	16,463	16,383	14,858	13,453	14,718	15,962	17,135	16,925	16,252	16,002	16,403	16,263	16,423	15,159	16,182	16,132	15,199	16,523	16,574	15,129	16,152	16,624	19,192	19,342	19,332	23,797	23,887	26,026	24,648	25,778	25,125	25,610	24,436	26,034	24,922	26,529	25,575	24,533	22,290	19,724	19,275	18,762	17,736	16,639	15,645	13,807	11,842	14,004	14,580	14,272	14,067	13,581	13,299	14,627	15,454	15,016	13,732	14,107	13,775	13,926	12,566	10,856	12,140	12,282	14,287	14,324	12,681	12,746	12,500	11,340	11,099	10,862	10,760	10,366	10,176	9,930	9,642	9,201	9,173	9,011	8,779	8,733		8,668	8,635	8,329	8,009	8,171	7,777	8,375	8,236	8,153	7,559	7,554	7,350	7,401	6,993	7,187	8,259	8,677	8,477	8,409	8,945	10,000
C000054857
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 20,302	19,865	18,283	17,167	16,537	18,313	20,467	20,098	21,583	19,739	19,943	19,477	18,769	18,769	18,215	17,478	18,604	18,157	16,614	16,527	14,994	13,567	14,838	16,090	17,274	17,061	16,381	16,129	16,537	16,391	16,546	15,275	16,304	16,255	15,314	16,643	16,692	15,236	16,265	16,740	19,332	19,477	19,467	23,951	24,038	26,194	24,803	25,936	25,275	25,764	24,589	26,185	25,061	26,683	25,722	24,675	22,417	19,838	19,376	18,860	17,829	16,721	15,729	13,874	11,896	14,066	14,644	14,336	14,128	13,638	13,355	14,689	15,513	15,076	13,786	14,161	13,822	13,976	12,612	10,891	12,181	12,321	14,335	14,372	12,723	12,788	12,540	11,373	11,126	10,888	10,787	10,393	10,201	9,954	9,661	9,221	9,194	9,029	8,795	8,745		8,681	8,649	8,342	8,017	8,182	7,788	8,383	8,246	8,163	7,568	7,564	7,358	7,408	7,000	7,193	8,264	8,681	8,479	8,412	8,945	10,000
C000151972
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 20,812	20,362	18,736	17,588	16,936	18,764	20,959	20,573	22,089	20,206	20,399	19,921	19,196	19,186	18,626	17,855	19,012	18,553	16,964	16,881	15,301	13,850	15,145	16,422	17,625	17,405	16,707	16,440	16,854	16,707	16,863	15,559	16,596	16,551	15,586	16,936	16,982	15,494	16,541	17,019	19,655	19,793	19,783	24,339	24,422	26,601	25,185	26,331	25,659	26,151	24,947	26,560	25,422	27,059	26,077	25,004	22,720	20,096	19,623	19,099	18,050	16,927	15,916	14,040	12,038	14,232	14,808	14,498	14,283	13,784	13,492	14,839	15,668	15,221	13,916	14,291	13,951	14,106	12,724	10,983	12,289	12,424	14,446	14,482	12,818	12,881	12,626	11,451	11,200	10,958	10,855	10,456	10,258	10,007	9,716	9,267	9,236	9,070	8,833	8,783		8,716	8,685	8,375	8,048	8,209	7,815	8,407	8,268	8,182	7,582	7,577	7,371	7,420	7,012	7,205	8,272	8,689	8,483	8,413	8,949	10,000
C000151973
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 21,346	20,876	19,208	18,033	17,356	19,223	21,474	21,075	22,621	20,680	20,879	20,388	19,634	19,627	19,044	18,262	19,435	18,959	17,337	17,245	15,631	14,144	15,460	16,761	17,984	17,757	17,046	16,768	17,188	17,032	17,188	15,858	16,911	16,854	15,879	17,252	17,295	15,773	16,832	17,316	19,990	20,132	20,118	24,747	24,825	27,032	25,587	26,746	26,056	26,550	25,320	26,960	25,795	27,448	26,446	25,359	23,030	20,372	19,886	19,352	18,285	17,145	16,120	14,207	12,180	14,399	14,980	14,663	14,441	13,939	13,642	14,996	15,831	15,378	14,055	14,432	14,085	14,236	12,838	11,082	12,395	12,530	14,565	14,600	12,920	12,979	12,723	11,532	11,280	11,035	10,929	10,522	10,325	10,069	9,769	9,319	9,288	9,118	8,878	8,826		8,759	8,720	8,408	8,077	8,239	7,840	8,436	8,294	8,207	7,604	7,596	7,387	7,434	7,020	7,213	8,282	8,696	8,491	8,418	8,953	10,000
C000151974
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 21,564	21,089	19,401	18,209	17,528	19,408	21,678	21,273	22,834	20,880	21,078	20,575	19,811	19,803	19,216	18,423	19,605	19,124	17,488	17,389	15,761	14,260	15,591	16,893	18,125	17,899	17,177	16,901	17,318	17,162	17,318	15,980	17,042	16,985	15,994	17,375	17,417	15,888	16,950	17,439	20,129	20,264	20,249	24,908	24,986	27,204	25,752	26,912	26,219	26,711	25,466	27,113	25,940	27,600	26,595	25,499	23,158	20,477	19,992	19,454	18,384	17,235	16,201	14,281	12,248	14,472	15,059	14,730	14,514	14,003	13,702	15,063	15,902	15,445	14,114	14,495	14,144	14,294	12,888	11,125	12,441	12,576	14,618	14,654	12,962	13,022	12,765	11,571	11,318	11,070	10,964	10,554	10,356	10,096	9,797	9,347	9,312	9,142	8,902	8,847		8,780	8,740	8,425	8,094	8,251	7,853	8,448	8,306	8,220	7,613	7,605	7,396	7,439	7,029	7,218	8,287	8,697	8,491	8,419	8,949	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	35,199	33,495	31,512	31,727	33,621	34,066	33,143	33,952	32,070	32,363	31,687	30,936	30,564	29,505	28,111	29,309	28,395	26,956	26,510	25,358	23,236	23,735	24,923	25,327	24,538	23,018	22,918	22,566	21,767	22,311	20,992	22,275	21,096	19,516	21,496	22,410	20,518	22,364	22,323	24,456	23,580	24,308	25,635	24,535	24,706	23,089	24,215	23,500	22,955	22,431	22,276	21,147	20,260	19,716	19,917	19,180	17,287	17,760	18,461	17,223	16,304	15,986	15,259	13,525	15,431	16,816	16,822	16,329	15,757	15,423	15,140	15,384	15,166	14,167	15,129	14,540	14,263	13,819	12,794	14,064	13,783	14,794	14,710	14,246	13,735	13,651	13,330	13,279	13,625	14,147	13,380	13,233	12,840	12,547	12,293	12,256	12,009	11,934	11,769		11,649	11,635	11,191	10,983	10,770	10,385	10,578	10,576	10,561	10,186	10,160	9,980	9,942	9,310	9,323	9,810	9,967	9,937	9,164	9,397	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	35,199	33,495	31,512	31,727	33,621	34,066	33,143	33,952	32,070	32,363	31,687	30,936	30,564	29,505	28,111	29,309	28,395	26,956	26,510	25,358	23,236	23,735	24,923	25,327	24,538	23,018	22,918	22,566	21,767	22,311	20,992	22,275	21,096	19,516	21,496	22,410	20,518	22,364	22,323	24,456	23,580	24,308	25,635	24,535	24,706	23,089	24,215	23,500	22,955	22,431	22,276	21,147	20,260	19,716	19,917	19,180	17,287	17,760	18,461	17,223	16,304	15,986	15,259	13,525	15,431	16,816	16,822	16,329	15,757	15,423	15,140	15,384	15,166	14,167	15,129	14,540	14,263	13,819	12,794	14,064	13,783	14,794	14,710	14,246	13,735	13,651	13,330	13,279	13,625	14,147	13,380	13,233	12,840	12,547	12,293	12,256	12,009	11,934	11,769		11,649	11,635	11,191	10,983	10,770	10,385	10,578	10,576	10,561	10,186	10,160	9,980	9,942	9,310	9,323	9,810	9,967	9,937	9,164	9,397	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	35,199	33,495	31,512	31,727	33,621	34,066	33,143	33,952	32,070	32,363	31,687	30,936	30,564	29,505	28,111	29,309	28,395	26,956	26,510	25,358	23,236	23,735	24,923	25,327	24,538	23,018	22,918	22,566	21,767	22,311	20,992	22,275	21,096	19,516	21,496	22,410	20,518	22,364	22,323	24,456	23,580	24,308	25,635	24,535	24,706	23,089	24,215	23,500	22,955	22,431	22,276	21,147	20,260	19,716	19,917	19,180	17,287	17,760	18,461	17,223	16,304	15,986	15,259	13,525	15,431	16,816	16,822	16,329	15,757	15,423	15,140	15,384	15,166	14,167	15,129	14,540	14,263	13,819	12,794	14,064	13,783	14,794	14,710	14,246	13,735	13,651	13,330	13,279	13,625	14,147	13,380	13,233	12,840	12,547	12,293	12,256	12,009	11,934	11,769		11,649	11,635	11,191	10,983	10,770	10,385	10,578	10,576	10,561	10,186	10,160	9,980	9,942	9,310	9,323	9,810	9,967	9,937	9,164	9,397	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 30,921	30,243	28,779	27,075	27,260	28,887	29,269	28,476	29,172	27,554	27,806	27,225	26,580	26,260	25,351	24,153	25,182	24,397	23,160	22,777	21,788	19,964	20,393	21,414	21,761	21,083	19,777	19,691	19,388	18,702	19,169	18,036	19,139	18,126	16,768	18,469	19,254	17,629	19,215	19,180	21,012	20,260	20,885	22,025	21,080	21,227	19,838	20,805	20,191	19,723	19,273	19,139	18,169	17,407	16,940	17,113	16,479	14,853	15,259	15,862	14,798	14,008	13,735	13,111	11,621	13,258	14,448	14,453	14,030	13,539	13,252	13,008	13,218	13,030	12,172	12,998	12,493	12,254	11,873	10,992	12,083	11,842	12,711	12,639	12,240	11,801	11,729	11,453	11,409	11,707	12,155	11,496	11,370	11,032	10,780	10,562	10,530	10,318	10,254	10,112	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	35,199	33,495	31,512	31,727	33,621	34,066	33,143	33,952	32,070	32,363	31,687	30,936	30,564	29,505	28,111	29,309	28,395	26,956	26,510	25,358	23,236	23,735	24,923	25,327	24,538	23,018	22,918	22,566	21,767	22,311	20,992	22,275	21,096	19,516	21,496	22,410	20,518	22,364	22,323	24,456	23,580	24,308	25,635	24,535	24,706	23,089	24,215	23,500	22,955	22,431	22,276	21,147	20,260	19,716	19,917	19,180	17,287	17,760	18,461	17,223	16,304	15,986	15,259	13,525	15,431	16,816	16,822	16,329	15,757	15,423	15,140	15,384	15,166	14,167	15,129	14,540	14,263	13,819	12,794	14,064	13,783	14,794	14,710	14,246	13,735	13,651	13,330	13,279	13,625	14,147	13,380	13,233	12,840	12,547	12,293	12,256	12,009	11,934	11,769		11,649	11,635	11,191	10,983	10,770	10,385	10,578	10,576	10,561	10,186	10,160	9,980	9,942	9,310	9,323	9,810	9,967	9,937	9,164	9,397	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	35,199	33,495	31,512	31,727	33,621	34,066	33,143	33,952	32,070	32,363	31,687	30,936	30,564	29,505	28,111	29,309	28,395	26,956	26,510	25,358	23,236	23,735	24,923	25,327	24,538	23,018	22,918	22,566	21,767	22,311	20,992	22,275	21,096	19,516	21,496	22,410	20,518	22,364	22,323	24,456	23,580	24,308	25,635	24,535	24,706	23,089	24,215	23,500	22,955	22,431	22,276	21,147	20,260	19,716	19,917	19,180	17,287	17,760	18,461	17,223	16,304	15,986	15,259	13,525	15,431	16,816	16,822	16,329	15,757	15,423	15,140	15,384	15,166	14,167	15,129	14,540	14,263	13,819	12,794	14,064	13,783	14,794	14,710	14,246	13,735	13,651	13,330	13,279	13,625	14,147	13,380	13,233	12,840	12,547	12,293	12,256	12,009	11,934	11,769		11,649	11,635	11,191	10,983	10,770	10,385	10,578	10,576	10,561	10,186	10,160	9,980	9,942	9,310	9,323	9,810	9,967	9,937	9,164	9,397	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	35,199	33,495	31,512	31,727	33,621	34,066	33,143	33,952	32,070	32,363	31,687	30,936	30,564	29,505	28,111	29,309	28,395	26,956	26,510	25,358	23,236	23,735	24,923	25,327	24,538	23,018	22,918	22,566	21,767	22,311	20,992	22,275	21,096	19,516	21,496	22,410	20,518	22,364	22,323	24,456	23,580	24,308	25,635	24,535	24,706	23,089	24,215	23,500	22,955	22,431	22,276	21,147	20,260	19,716	19,917	19,180	17,287	17,760	18,461	17,223	16,304	15,986	15,259	13,525	15,431	16,816	16,822	16,329	15,757	15,423	15,140	15,384	15,166	14,167	15,129	14,540	14,263	13,819	12,794	14,064	13,783	14,794	14,710	14,246	13,735	13,651	13,330	13,279	13,625	14,147	13,380	13,233	12,840	12,547	12,293	12,256	12,009	11,934	11,769		11,649	11,635	11,191	10,983	10,770	10,385	10,578	10,576	10,561	10,186	10,160	9,980	9,942	9,310	9,323	9,810	9,967	9,937	9,164	9,397	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	35,199	33,495	31,512	31,727	33,621	34,066	33,143	33,952	32,070	32,363	31,687	30,936	30,564	29,505	28,111	29,309	28,395	26,956	26,510	25,358	23,236	23,735	24,923	25,327	24,538	23,018	22,918	22,566	21,767	22,311	20,992	22,275	21,096	19,516	21,496	22,410	20,518	22,364	22,323	24,456	23,580	24,308	25,635	24,535	24,706	23,089	24,215	23,500	22,955	22,431	22,276	21,147	20,260	19,716	19,917	19,180	17,287	17,760	18,461	17,223	16,304	15,986	15,259	13,525	15,431	16,816	16,822	16,329	15,757	15,423	15,140	15,384	15,166	14,167	15,129	14,540	14,263	13,819	12,794	14,064	13,783	14,794	14,710	14,246	13,735	13,651	13,330	13,279	13,625	14,147	13,380	13,233	12,840	12,547	12,293	12,256	12,009	11,934	11,769		11,649	11,635	11,191	10,983	10,770	10,385	10,578	10,576	10,561	10,186	10,160	9,980	9,942	9,310	9,323	9,810	9,967	9,937	9,164	9,397	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	35,199	33,495	31,512	31,727	33,621	34,066	33,143	33,952	32,070	32,363	31,687	30,936	30,564	29,505	28,111	29,309	28,395	26,956	26,510	25,358	23,236	23,735	24,923	25,327	24,538	23,018	22,918	22,566	21,767	22,311	20,992	22,275	21,096	19,516	21,496	22,410	20,518	22,364	22,323	24,456	23,580	24,308	25,635	24,535	24,706	23,089	24,215	23,500	22,955	22,431	22,276	21,147	20,260	19,716	19,917	19,180	17,287	17,760	18,461	17,223	16,304	15,986	15,259	13,525	15,431	16,816	16,822	16,329	15,757	15,423	15,140	15,384	15,166	14,167	15,129	14,540	14,263	13,819	12,794	14,064	13,783	14,794	14,710	14,246	13,735	13,651	13,330	13,279	13,625	14,147	13,380	13,233	12,840	12,547	12,293	12,256	12,009	11,934	11,769		11,649	11,635	11,191	10,983	10,770	10,385	10,578	10,576	10,561	10,186	10,160	9,980	9,942	9,310	9,323	9,810	9,967	9,937	9,164	9,397	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	35,199	33,495	31,512	31,727	33,621	34,066	33,143	33,952	32,070	32,363	31,687	30,936	30,564	29,505	28,111	29,309	28,395	26,956	26,510	25,358	23,236	23,735	24,923	25,327	24,538	23,018	22,918	22,566	21,767	22,311	20,992	22,275	21,096	19,516	21,496	22,410	20,518	22,364	22,323	24,456	23,580	24,308	25,635	24,535	24,706	23,089	24,215	23,500	22,955	22,431	22,276	21,147	20,260	19,716	19,917	19,180	17,287	17,760	18,461	17,223	16,304	15,986	15,259	13,525	15,431	16,816	16,822	16,329	15,757	15,423	15,140	15,384	15,166	14,167	15,129	14,540	14,263	13,819	12,794	14,064	13,783	14,794	14,710	14,246	13,735	13,651	13,330	13,279	13,625	14,147	13,380	13,233	12,840	12,547	12,293	12,256	12,009	11,934	11,769		11,649	11,635	11,191	10,983	10,770	10,385	10,578	10,576	10,561	10,186	10,160	9,980	9,942	9,310	9,323	9,810	9,967	9,937	9,164	9,397	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	35,199	33,495	31,512	31,727	33,621	34,066	33,143	33,952	32,070	32,363	31,687	30,936	30,564	29,505	28,111	29,309	28,395	26,956	26,510	25,358	23,236	23,735	24,923	25,327	24,538	23,018	22,918	22,566	21,767	22,311	20,992	22,275	21,096	19,516	21,496	22,410	20,518	22,364	22,323	24,456	23,580	24,308	25,635	24,535	24,706	23,089	24,215	23,500	22,955	22,431	22,276	21,147	20,260	19,716	19,917	19,180	17,287	17,760	18,461	17,223	16,304	15,986	15,259	13,525	15,431	16,816	16,822	16,329	15,757	15,423	15,140	15,384	15,166	14,167	15,129	14,540	14,263	13,819	12,794	14,064	13,783	14,794	14,710	14,246	13,735	13,651	13,330	13,279	13,625	14,147	13,380	13,233	12,840	12,547	12,293	12,256	12,009	11,934	11,769		11,649	11,635	11,191	10,983	10,770	10,385	10,578	10,576	10,561	10,186	10,160	9,980	9,942	9,310	9,323	9,810	9,967	9,937	9,164	9,397	10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,183	19,845	18,741	17,611	17,724	19,179	20,571	19,941	21,719	19,346	19,607	19,349	19,566	18,086	18,116	17,195	18,629	18,123	16,761	17,316	15,465	14,174	15,359	16,443	17,346	16,571	15,303	15,300	15,480	15,871	16,045	14,594	15,595	15,345	14,014	15,400	15,546	13,981	14,903	15,190	17,314	17,236	17,161	19,817	19,729	20,742	19,815	20,605	20,237	21,002	20,061	20,651	20,210	20,867	20,200	19,270	17,623	14,981	14,868	15,194	14,352	13,875	13,362	12,208	10,626	13,134	14,156	14,313	13,993	13,215	12,849	12,956	13,540	13,409	12,450	13,448	13,050	13,229	12,427	11,140	12,614	12,420	14,219	14,560	13,707	13,475	13,370	12,578	12,566	12,399	12,762	12,284	12,269	11,927	11,745	11,139	11,152	11,057	10,690	10,788		10,593	10,469	10,218	10,055	9,919	9,105	9,708	9,570	9,470	8,889	8,930	8,695	8,610	7,997	8,054	9,032	9,485	9,150	8,658	9,242	10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,183	19,845	18,741	17,611	17,724	19,179	20,571	19,941	21,719	19,346	19,607	19,349	19,566	18,086	18,116	17,195	18,629	18,123	16,761	17,316	15,465	14,174	15,359	16,443	17,346	16,571	15,303	15,300	15,480	15,871	16,045	14,594	15,595	15,345	14,014	15,400	15,546	13,981	14,903	15,190	17,314	17,236	17,161	19,817	19,729	20,742	19,815	20,605	20,237	21,002	20,061	20,651	20,210	20,867	20,200	19,270	17,623	14,981	14,868	15,194	14,352	13,875	13,362	12,208	10,626	13,134	14,156	14,313	13,993	13,215	12,849	12,956	13,540	13,409	12,450	13,448	13,050	13,229	12,427	11,140	12,614	12,420	14,219	14,560	13,707	13,475	13,370	12,578	12,566	12,399	12,762	12,284	12,269	11,927	11,745	11,139	11,152	11,057	10,690	10,788		10,593	10,469	10,218	10,055	9,919	9,105	9,708	9,570	9,470	8,889	8,930	8,695	8,610	7,997	8,054	9,032	9,485	9,150	8,658	9,242	10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,183	19,845	18,741	17,611	17,724	19,179	20,571	19,941	21,719	19,346	19,607	19,349	19,566	18,086	18,116	17,195	18,629	18,123	16,761	17,316	15,465	14,174	15,359	16,443	17,346	16,571	15,303	15,300	15,480	15,871	16,045	14,594	15,595	15,345	14,014	15,400	15,546	13,981	14,903	15,190	17,314	17,236	17,161	19,817	19,729	20,742	19,815	20,605	20,237	21,002	20,061	20,651	20,210	20,867	20,200	19,270	17,623	14,981	14,868	15,194	14,352	13,875	13,362	12,208	10,626	13,134	14,156	14,313	13,993	13,215	12,849	12,956	13,540	13,409	12,450	13,448	13,050	13,229	12,427	11,140	12,614	12,420	14,219	14,560	13,707	13,475	13,370	12,578	12,566	12,399	12,762	12,284	12,269	11,927	11,745	11,139	11,152	11,057	10,690	10,788		10,593	10,469	10,218	10,055	9,919	9,105	9,708	9,570	9,470	8,889	8,930	8,695	8,610	7,997	8,054	9,032	9,485	9,150	8,658	9,242	10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 19,331	19,008	17,950	16,868	16,976	18,369	19,703	19,099	20,802	18,530	18,779	18,533	18,741	17,322	17,351	16,469	17,843	17,358	16,054	16,586	14,812	13,576	14,711	15,749	16,614	15,872	14,657	14,654	14,827	15,202	15,368	13,978	14,937	14,697	13,423	14,750	14,890	13,391	14,274	14,549	16,584	16,508	16,437	18,981	18,897	19,867	18,978	19,735	19,383	20,116	19,214	19,779	19,357	19,986	19,347	18,457	16,880	14,349	14,241	14,553	13,747	13,290	12,798	11,693	10,177	12,580	13,559	13,709	13,402	12,657	12,307	12,409	12,969	12,843	11,925	12,880	12,500	12,671	11,902	10,670	12,082	11,896	13,619	13,946	13,128	12,906	12,806	12,048	12,036	11,876	12,224	11,765	11,752	11,424	11,250	10,669	10,681	10,591	10,239	10,333	$ 10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,183	19,845	18,741	17,611	17,724	19,179	20,571	19,941	21,719	19,346	19,607	19,349	19,566	18,086	18,116	17,195	18,629	18,123	16,761	17,316	15,465	14,174	15,359	16,443	17,346	16,571	15,303	15,300	15,480	15,871	16,045	14,594	15,595	15,345	14,014	15,400	15,546	13,981	14,903	15,190	17,314	17,236	17,161	19,817	19,729	20,742	19,815	20,605	20,237	21,002	20,061	20,651	20,210	20,867	20,200	19,270	17,623	14,981	14,868	15,194	14,352	13,875	13,362	12,208	10,626	13,134	14,156	14,313	13,993	13,215	12,849	12,956	13,540	13,409	12,450	13,448	13,050	13,229	12,427	11,140	12,614	12,420	14,219	14,560	13,707	13,475	13,370	12,578	12,566	12,399	12,762	12,284	12,269	11,927	11,745	11,139	11,152	11,057	10,690	10,788		10,593	10,469	10,218	10,055	9,919	9,105	9,708	9,570	9,470	8,889	8,930	8,695	8,610	7,997	8,054	9,032	9,485	9,150	8,658	9,242	10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,183	19,845	18,741	17,611	17,724	19,179	20,571	19,941	21,719	19,346	19,607	19,349	19,566	18,086	18,116	17,195	18,629	18,123	16,761	17,316	15,465	14,174	15,359	16,443	17,346	16,571	15,303	15,300	15,480	15,871	16,045	14,594	15,595	15,345	14,014	15,400	15,546	13,981	14,903	15,190	17,314	17,236	17,161	19,817	19,729	20,742	19,815	20,605	20,237	21,002	20,061	20,651	20,210	20,867	20,200	19,270	17,623	14,981	14,868	15,194	14,352	13,875	13,362	12,208	10,626	13,134	14,156	14,313	13,993	13,215	12,849	12,956	13,540	13,409	12,450	13,448	13,050	13,229	12,427	11,140	12,614	12,420	14,219	14,560	13,707	13,475	13,370	12,578	12,566	12,399	12,762	12,284	12,269	11,927	11,745	11,139	11,152	11,057	10,690	10,788		10,593	10,469	10,218	10,055	9,919	9,105	9,708	9,570	9,470	8,889	8,930	8,695	8,610	7,997	8,054	9,032	9,485	9,150	8,658	9,242	10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,183	19,845	18,741	17,611	17,724	19,179	20,571	19,941	21,719	19,346	19,607	19,349	19,566	18,086	18,116	17,195	18,629	18,123	16,761	17,316	15,465	14,174	15,359	16,443	17,346	16,571	15,303	15,300	15,480	15,871	16,045	14,594	15,595	15,345	14,014	15,400	15,546	13,981	14,903	15,190	17,314	17,236	17,161	19,817	19,729	20,742	19,815	20,605	20,237	21,002	20,061	20,651	20,210	20,867	20,200	19,270	17,623	14,981	14,868	15,194	14,352	13,875	13,362	12,208	10,626	13,134	14,156	14,313	13,993	13,215	12,849	12,956	13,540	13,409	12,450	13,448	13,050	13,229	12,427	11,140	12,614	12,420	14,219	14,560	13,707	13,475	13,370	12,578	12,566	12,399	12,762	12,284	12,269	11,927	11,745	11,139	11,152	11,057	10,690	10,788		10,593	10,469	10,218	10,055	9,919	9,105	9,708	9,570	9,470	8,889	8,930	8,695	8,610	7,997	8,054	9,032	9,485	9,150	8,658	9,242	10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,183	19,845	18,741	17,611	17,724	19,179	20,571	19,941	21,719	19,346	19,607	19,349	19,566	18,086	18,116	17,195	18,629	18,123	16,761	17,316	15,465	14,174	15,359	16,443	17,346	16,571	15,303	15,300	15,480	15,871	16,045	14,594	15,595	15,345	14,014	15,400	15,546	13,981	14,903	15,190	17,314	17,236	17,161	19,817	19,729	20,742	19,815	20,605	20,237	21,002	20,061	20,651	20,210	20,867	20,200	19,270	17,623	14,981	14,868	15,194	14,352	13,875	13,362	12,208	10,626	13,134	14,156	14,313	13,993	13,215	12,849	12,956	13,540	13,409	12,450	13,448	13,050	13,229	12,427	11,140	12,614	12,420	14,219	14,560	13,707	13,475	13,370	12,578	12,566	12,399	12,762	12,284	12,269	11,927	11,745	11,139	11,152	11,057	10,690	10,788		10,593	10,469	10,218	10,055	9,919	9,105	9,708	9,570	9,470	8,889	8,930	8,695	8,610	7,997	8,054	9,032	9,485	9,150	8,658	9,242	10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,183	19,845	18,741	17,611	17,724	19,179	20,571	19,941	21,719	19,346	19,607	19,349	19,566	18,086	18,116	17,195	18,629	18,123	16,761	17,316	15,465	14,174	15,359	16,443	17,346	16,571	15,303	15,300	15,480	15,871	16,045	14,594	15,595	15,345	14,014	15,400	15,546	13,981	14,903	15,190	17,314	17,236	17,161	19,817	19,729	20,742	19,815	20,605	20,237	21,002	20,061	20,651	20,210	20,867	20,200	19,270	17,623	14,981	14,868	15,194	14,352	13,875	13,362	12,208	10,626	13,134	14,156	14,313	13,993	13,215	12,849	12,956	13,540	13,409	12,450	13,448	13,050	13,229	12,427	11,140	12,614	12,420	14,219	14,560	13,707	13,475	13,370	12,578	12,566	12,399	12,762	12,284	12,269	11,927	11,745	11,139	11,152	11,057	10,690	10,788		10,593	10,469	10,218	10,055	9,919	9,105	9,708	9,570	9,470	8,889	8,930	8,695	8,610	7,997	8,054	9,032	9,485	9,150	8,658	9,242	10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,183	19,845	18,741	17,611	17,724	19,179	20,571	19,941	21,719	19,346	19,607	19,349	19,566	18,086	18,116	17,195	18,629	18,123	16,761	17,316	15,465	14,174	15,359	16,443	17,346	16,571	15,303	15,300	15,480	15,871	16,045	14,594	15,595	15,345	14,014	15,400	15,546	13,981	14,903	15,190	17,314	17,236	17,161	19,817	19,729	20,742	19,815	20,605	20,237	21,002	20,061	20,651	20,210	20,867	20,200	19,270	17,623	14,981	14,868	15,194	14,352	13,875	13,362	12,208	10,626	13,134	14,156	14,313	13,993	13,215	12,849	12,956	13,540	13,409	12,450	13,448	13,050	13,229	12,427	11,140	12,614	12,420	14,219	14,560	13,707	13,475	13,370	12,578	12,566	12,399	12,762	12,284	12,269	11,927	11,745	11,139	11,152	11,057	10,690	10,788		10,593	10,469	10,218	10,055	9,919	9,105	9,708	9,570	9,470	8,889	8,930	8,695	8,610	7,997	8,054	9,032	9,485	9,150	8,658	9,242	10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,183	$ 19,845	$ 18,741	$ 17,611	$ 17,724	$ 19,179	$ 20,571	$ 19,941	$ 21,719	$ 19,346	$ 19,607	$ 19,349	$ 19,566	$ 18,086	$ 18,116	$ 17,195	$ 18,629	$ 18,123	$ 16,761	$ 17,316	$ 15,465	$ 14,174	$ 15,359	$ 16,443	$ 17,346	$ 16,571	$ 15,303	$ 15,300	$ 15,480	$ 15,871	$ 16,045	$ 14,594	$ 15,595	$ 15,345	$ 14,014	$ 15,400	$ 15,546	$ 13,981	$ 14,903	$ 15,190	$ 17,314	$ 17,236	$ 17,161	$ 19,817	$ 19,729	$ 20,742	$ 19,815	$ 20,605	$ 20,237	$ 21,002	$ 20,061	$ 20,651	$ 20,210	$ 20,867	$ 20,200	$ 19,270	$ 17,623	$ 14,981	$ 14,868	$ 15,194	$ 14,352	$ 13,875	$ 13,362	$ 12,208	$ 10,626	$ 13,134	$ 14,156	$ 14,313	$ 13,993	$ 13,215	$ 12,849	$ 12,956	$ 13,540	$ 13,409	$ 12,450	$ 13,448	$ 13,050	$ 13,229	$ 12,427	$ 11,140	$ 12,614	$ 12,420	$ 14,219	$ 14,560	$ 13,707	$ 13,475	$ 13,370	$ 12,578	$ 12,566	$ 12,399	$ 12,762	$ 12,284	$ 12,269	$ 11,927	$ 11,745	$ 11,139	$ 11,152	$ 11,057	$ 10,690	$ 10,788		$ 10,593	$ 10,469	$ 10,218	$ 10,055	$ 9,919	$ 9,105	$ 9,708	$ 9,570	$ 9,470	$ 8,889	$ 8,930	$ 8,695	$ 8,610	$ 7,997	$ 8,054	$ 9,032	$ 9,485	$ 9,150	$ 8,658	$ 9,242	$ 10,000